KEY MANAGEMENT PERSONNEL COMPENSATION - Summary of compensation of directors and other members (Details) - USD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
KEY MANAGEMENT PERSONNEL COMPENSATION
Salaries, social security and other benefits	$ 1,028,617	$ 2,175,627	$ 2,092,122
Share-based incentives	164,030	480,450	8,117,254
Total	$ 1,192,647	$ 2,656,077	$ 10,209,376